UNALLOCATED RESERVE AND DISTRIBUTIONS (Tables)	12 Months Ended
Jan. 31, 2015
UNALLOCATED RESERVE AND DISTRIBUTIONS
Schedule of unallocated cash and U.S. Government securities portion of the Trust's Unallocated Reserve

	January 31, 2015	January 31, 2014
Cash and U.S. Government securities	$9,484,275	$8,435,591
Distribution payable	8,396,806	7,478,406

Unallocated cash and U.S. Government securities	$1,087,469	$957,185

Schedule of reconciliation of Trust's Unallocated Reserve
Unallocated Reserve, January 31, 2014	$984,094

Net income, twelve months ended January 31, 2015	24,767,848
Distributions declared	(24,140,818)

Unallocated Reserve, January 31, 2015	$1,611,124